Segment Information - Summary of Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 344,980	$ 149,586	$ 768,353	$ 547,679
Cost of revenues, excluding depreciation, depletion and amortization	232,599	118,306	570,122	432,570
Adjusted EBITDA for reportable segments	91,476	17,689	134,688	72,797
Depreciation, depletion and amortization	44,216	35,461	140,687	150,662
Capital expenditures			87,400	48,037
Interest expense, net	(9,272)	(6,035)	(25,788)	(23,276)
Income tax benefit (provision)	(752)	25	186	(582)
(Gain) loss on disposal of assets, net	154	(2,207)	(9,777)	(8,447)
Loss on extinguishment of debt	(8,273)	0	(515)
Bad debt expense, net of recoveries	(5)	(30)	1,164	(2,778)
Loss on foreign currency transactions	(12)		(249)
Reorganization costs	(55)		(2,060)
Acquisition related expenses	(13,019)
Investment income	8,100
Severance charges			(500)
Supply commitment charges				(5,600)
Net income (loss)	24,126	(25,989)	(43,538)	(118,548)
Stimulation Services Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA for reportable segments	73,569
Reportable Segments
Segment Reporting Information [Line Items]
Revenues	380,569	163,949	848,958	594,719
Cost of revenues, excluding depreciation, depletion and amortization			650,727	479,610
Adjusted EBITDA for reportable segments			134,688	72,797
Reportable Segments | Stimulation Services Segment
Segment Reporting Information [Line Items]
Revenues	336,155	143,703	745,373	538,282
Cost of revenues, excluding depreciation, depletion and amortization			570,828	433,122
Adjusted EBITDA for reportable segments		12,953	122,634	68,787
Depreciation, depletion and amortization			128,004	138,122
Capital expenditures			82,545	46,371
Reportable Segments | Manufacturing Segment
Segment Reporting Information [Line Items]
Revenues	32,006	14,657	76,360	46,222
Cost of revenues, excluding depreciation, depletion and amortization			65,849	40,424
Adjusted EBITDA for reportable segments	10,022	2,330	1,382	1,325
Depreciation, depletion and amortization			3,788	2,796
Capital expenditures			3,500	1,661
Reportable Segments | Proppant Production Segment
Segment Reporting Information [Line Items]
Revenues	12,408	5,589	27,225	10,215
Cost of revenues, excluding depreciation, depletion and amortization			14,050	6,064
Adjusted EBITDA for reportable segments	7,885	2,406	10,672	2,685
Depreciation, depletion and amortization			8,895	9,744
Capital expenditures			1,355	5
Eliminations
Segment Reporting Information [Line Items]
Revenues	$ (35,589)	$ (14,363)	(80,605)	(47,040)
Cost of revenues, excluding depreciation, depletion and amortization			$ (80,605)	$ (47,040)